Tax liabilities, Description of tax liability (Details) R$ in Thousands		6 Months Ended
		Jun. 30, 2018 BRL (R$) Installment		Jun. 30, 2017	Dec. 31, 2017 BRL (R$)		Jul. 31, 2017 BRL (R$)	May 31, 2017 BRL (R$)
Current and non-current tax liabilities [Abstract]
Total		R$ 682,989			R$ 565,289
Current		171,861			169,505
Non-current		R$ 511,128			395,784
Standard tax rate		34.00%		34.00%
Percentage of gross revenue to declare income tax on presumed profit basis		32.00%
Bottom of Range [Member]
Current and non-current tax liabilities [Abstract]
Number of installments | Installment		30
Top of Range [Member]
Current and non-current tax liabilities [Abstract]
Annual gross revenue to declare income taxes on presumed profit basis		R$ 78,000
Number of installments | Installment		60
PIS Payable [Member]
Current and non-current tax liabilities [Abstract]
Total	[1]	R$ 16,533			16,585
Standard tax rate		1.65%
Standard tax rate under allowed legislation to declare income taxes on presumeed profit basis		0.65%
Tax on applicable purchases withheld from payments made to suppliers		4.65%
COFINS Payable [Member]
Current and non-current tax liabilities [Abstract]
Total	[1]	R$ 75,999			76,323
Standard tax rate		7.60%
Standard tax rate under allowed legislation to declare income taxes on presumeed profit basis		3.00%
Tax on applicable purchases withheld from payments made to suppliers		4.65%
Services Tax Payable [Member]
Current and non-current tax liabilities [Abstract]
Total	[2]	R$ 13,483			13,708
Number of installments | Installment		36
Services Tax Payable [Member] | Bottom of Range [Member]
Current and non-current tax liabilities [Abstract]
Standard tax rate		2.00%
Number of installments | Installment		24
Services Tax Payable [Member] | Top of Range [Member]
Current and non-current tax liabilities [Abstract]
Standard tax rate		5.00%
Number of installments | Installment		120
Withholding Service Tax Payable [Member]
Current and non-current tax liabilities [Abstract]
Total		R$ 257			361
IRPJ Payable [Member]
Current and non-current tax liabilities [Abstract]
Total	[3]	R$ 19,623			12,200
Standard tax rate		25.00%
CSLL Payable [Member]
Current and non-current tax liabilities [Abstract]
Total	[3]	R$ 7,663			2,728
Standard tax rate		9.00%
Tax on applicable purchases withheld from payments made to suppliers		4.65%
PIS/COFINS/CSLL Payable [Member]
Current and non-current tax liabilities [Abstract]
Total	[4]	R$ 594			457
Installment Payment of Federal Taxes [Member]
Current and non-current tax liabilities [Abstract]
Total	[5]	15,229			16,544
Installment Payment of Taxes - PRT [Member]
Current and non-current tax liabilities [Abstract]
Total		301,821	[6]		123,467	[6]		R$ 159,611
Current		64,214
Non-current		R$ 237,607
Number of installments | Installment		24
Percentage of payment paid in installments		24.00%
Period for payment of residual tax liability		60 months
Installment Payment of Taxes - PERT [Member]
Current and non-current tax liabilities [Abstract]
Total		R$ 170,700	[7]		243,849	[7]	R$ 134,947
Current		10,874
Non-current		R$ 159,826
Number of installments | Installment		120
Installment Payment of Local Taxes [Member]
Current and non-current tax liabilities [Abstract]
Total	[8]	R$ 18,770			21,537
Installment Payment of Taxes-Law No. 12.996/14 Refis Copa [Member]
Current and non-current tax liabilities [Abstract]
Total	[9]	12,027			12,597
Withholding INSS [Member]
Current and non-current tax liabilities [Abstract]
Total	[10]	R$ 167			203
Withholding percentage of amount billed by suppliers		11.00%
Withholding IRPJ [Member]
Current and non-current tax liabilities [Abstract]
Total	[11]	R$ 541			569
Withholding percentage of amount billed by suppliers		1.50%
Other Taxes [Member]
Current and non-current tax liabilities [Abstract]
Total		R$ 29,582			R$ 24,161

[1]	PIS and COFINS are taxes levied by the Brazilian federal government on gross revenues. The standard rates are 1.65% for PIS and 7.60% for COFINS applicable to entities declaring income tax and social contribution on the actual profits' basis. These amounts are invoiced to and collected from our customers and recognized as deductions to gross revenue (Note 19) against Tax liabilities, as we are acting as agents collecting these taxes on behalf of the government. PIS and COFINS taxes paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Taxes recoverable (Note 6) and on a monthly basis are offset against PIS and COFINS Tax payable, and presented net as the amounts are due to the same tax authority. Brazilian tax legislation allows smaller entities with less than R$78 million in annual gross revenues to opt to declare income taxes on the 'presumed profits' basis. These are subject to lower COFINS and PIS rates of 3.00% and 0.65%, respectively. However, PIS and COFINS taxes on purchases may not be claimed back and will not generate tax credits under the presumed profits basis.
[2]	ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to our customers for the services we render. These are recognized as deductions to gross revenue (Note 19-Taxes levied-ISS) against Tax liabilities, as we are acting as agents collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%, however most of the municipalities in which we operate levy ISS at the higher rate. Each municipality sets slightly different rules regarding the use of credits and withholding of ISS tax on payments to suppliers.
[3]	IRPJ and CSLL are corporate income taxes levied by the Brazilian federal government. The IRPJ rate is 25% and the CSLL rate is 9%, resulting in a combined federal corporate income tax rate of 34% on taxable profits. The expense for current income tax is recognized in the statement of profit or loss under 'Current income and social contribution taxes' against tax payable. However, for some entities in the group, advances for the payment of income tax are paid on a quarterly basis during the tax year and are recognized as an asset under Taxes recoverable (Note 18-'Corporate income tax (IRPJ)' and 'Social contribution tax on net profit (CSLL)'). Income tax is levied on legal entities individually, with no right of offset between entities in a group. Smaller entities opting to declare income taxes on the 'presumed profits' basis are taxed at the same rates on a 'presumed profit' of 32% of gross revenues.
[4]	Purchases of certain materials or services require us to retain and pay taxes on behalf of our suppliers. The rate of 4.65% in relation to PIS, COFINS and CSLL tax on applicable purchases is withheld from payments made to suppliers and recognized as a tax liability, with no impact to the statement of profit or loss.
[5]	Refers to installment payment of IRPJ, CSLL, PIS and COFINS, which payment is deferred in 30 to 60 installments, adjusted by the SELIC rate. The accrual of interest on this liability is recognized as a financial expense under the line item-'Interest for late payment of taxes' (Note 24).
[6]	PRT - payment of 24% in 24 installments, residual amount will not include usage of tax losses carryforward and will be paid in 60 months, according to MP no 766 of April 4, January 2017. The taxes included in the PRT are as follows: PIS, COFINS, CSLL, IRPJ and IRRF.
[7]	PERT - installment of unpaid taxes and IOF, modality does not include use of impairment, installment in 120 months, according to MP no 783 of May 31, 2017. The taxes included in the PERT are as follows: PIS, COFINS and IOF
[8]	Refers mainly to ISS payable to the Paulinia City Government in 36 installments, not subject to inflation adjustment or interest. (installments of ISS of the cities of Sao Paulo, Paulinia, Itapevi and Maceio, payment periods range from 24 to 120 monthly installments.
[9]	(i) In August 2014, enactment of Federal Law No. 12996/2014 ("REFIS da Copa") enabled the inclusion of new tax contingencies in REFIS (tax installment payment program). The Company initially included the overdue taxes in REFIS da Copa in order to benefit from an amnesty on accrued interest and fines. With the launch of PERT in 2017, the Company decided to include most part of taxes in this new program, instead of REFIS da Copa.
[10]	INSS is a social security charge levied on wages paid to employees. On certain purchases of services we are required to withhold 11% of the amounts billed by our suppliers and pay INSS tax on their behalf, with no impact to the statement of profit or loss.
[11]	On certain purchases of services we are required to withhold 1.5% of the amounts billed by our suppliers and pay IRPJ (Income tax) on their behalf, with no impact to the statement of profit or loss.